SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS
The Company has evaluated the subsequent events through the date of issuance of the financial statements.